Related Party Transactions - Other (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2020
Related Party Transactions
Short-term related party debt						$ 34,199	$ 26,316
Selling, general and administrative expenses
Related Party Transactions
Expenses incurred		$ 800	$ 1,700	$ 800	$ 1,700
Westrock Group, LLC
Related Party Transactions
Related party amount to be paid								$ 10,000
Expenses incurred			$ 200		$ 300
Westrock Group, LLC | Accrued expenses and other current liabilities
Related Party Transactions
Short-term related party debt		500		500		200	200
Westrock Group, LLC | Selling, general and administrative expenses
Related Party Transactions
Expenses incurred	$ 1,500	$ 200		$ 500		$ 800	$ 1,500